UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    UNITRIN, INC.
Address: One East Wacker Drive, 10th Floor

         Chicago, IL  60601

13F File Number:  28-02715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Roeske
Title:     Principal Accounting Officer
Phone:     312-661-4600

Signature, Place, and Date of Signing:

     /s/ Richard Roeske     Chicago, IL     August 10, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     1103154


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-00121                      Trinity Universal Insurance Company
2    28-00117                      United Insurance Company of America

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
ALLEGHENY ENERGY INC           COM              017361106     1232    44000 SH        DEFINED                44000
ALLEGHENY ENERGY INC           COM              017361106     4984   178000 SH        DEFINED 01            178000
ALLEGHENY ENERGY INC           COM              017361106     6216   222000 SH        DEFINED 02            222000
ASSOCIATES FIRST CAP CORP      CL A             046008108      304    13628 SH        DEFINED 01             13628
ASSOCIATES FIRST CAP CORP      CL A             046008108     1865    83604 SH        DEFINED 02             83604
ASSOCIATES FIRST CAP CORP      CL A             046008108      351    15724 SH        DEFINED                15724
AT & T CORP                    COM              001957109      783    24608 SH        DEFINED                24608
BAKER HUGHES INC.              COM              057224107   218519  6835382 SH        DEFINED 01           6835382
BARCLAYS BK PLC 8.00%          AM DEP NT RCPT   06738C836     3697   159000 SH        DEFINED 02            159000
CURTISS WRIGHT CORP            COM              231561101   162971  4382400 SH        SOLE                 4382400
DELPHI AUTOMOTIVE SYSTEMS      COM              247126105      204    13978 SH        DEFINED                13978
ENRON CORP                     COM              293561106    23375   362400 SH        DEFINED 02            362400
FORD MOTOR COMPANY             COM              345370100     1118    26000 SH        DEFINED 01             26000
FORD MOTOR COMPANY             COM              345370100     6859   159500 SH        DEFINED 02            159500
FORD MOTOR COMPANY             COM              345370100     1290    30000 SH        DEFINED                30000
GENERAL ELEC CO                COM              369604103     2514    48000 SH        DEFINED                48000
GENERAL MTRS CORP              COM              370442105     1160    20000 SH        DEFINED                20000
GOLDMAN SACHS                  COM              38141G104      474     5000 SH        SOLE                    5000
HARTFORD FINANCIAL SVC GRP     COM              416515104    27197   486200 SH        DEFINED 02            486200
ITT INDS INC IND               COM              450911102     7384   243100 SH        DEFINED 02            243100
LIBERTY ALL STAR EQUITY FD     SH BEN INT       530158104     1972   160183 SH        DEFINED               160183
LITTON INDS INC                COM              538021106    76772  1827893 SH        SOLE                 1827893
LITTON INDS INC                COM              538021106    13700   326197 SH        DEFINED               326197
LITTON INDS INC                COM              538021106   228941  5450988 SH        DEFINED 02           5450988
LITTON INDS INC                COM              538021106   212213  5052686 SH        DEFINED 01           5052686
LUCENT TECH INC                COM              549463107     1249    21264 SH        DEFINED                21264
MISSISSIPPI VY BANCSHARES      COM              605720101      887    36584 SH        DEFINED                36584
SOUTHERN CO                    COM              842587107      466    20000 SH        DEFINED                20000
TENFOLD CORPORATION            COM              88033A103     1644   100000 SH        DEFINED               100000
UNOVA INC                      COM              91529B106    41765  5711449 SH        DEFINED 01           5711449
UNOVA INC                      COM              91529B106    39860  5450988 SH        DEFINED 02           5450988
UNOVA INC                      COM              91529B106    10935  1495327 SH        DEFINED              1495327
VISTEON CORP.                  COM              92839U107      253    20884 SH        DEFINED 02             20884